Cover	12 Months Ended
Jul. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Document Period End Date	Jul. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	CTW Cayman
Entity File Number	001-42758
Entity Central Index Key	0002047148
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	29F, 1 Chome-9-10
Entity Address, Address Line Two	ARK Hills Sengokuyama Mori Tower Roppongi
Entity Address, City or Town	Minato City
Entity Address, Country	JP
Entity Address, Postal Zip Code	106-0032
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	CTW
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,529,048
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	29F, 1 Chome-9-10
Entity Address, Address Line Two	ARK Hills Sengokuyama Mori Tower Roppongi
Entity Address, City or Town	Minato City
Entity Address, Country	JP
Entity Address, Postal Zip Code	106-0032
Contact Personnel Name	Ryuichi Sasaki
Contact Personnel Email Address	E-mail: ceo@ctw.inc
City Area Code	+050
Local Phone Number	1748-6333